111 Huntington Ave., Boston, Massachusetts 02199
Phone 617-954-5000

January 3, 2024

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	MFS® Series Trust XIII (the “Trust”) (File Nos. 2-74959 and 811-3327) on behalf of MFS® Global Real Estate Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the combined Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 86 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on December 28, 2023.

Please call the undersigned at (617) 954-5843 or Jonathan Umana-Oliveira at (617) 954-5153 with any questions you may have.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President and Managing Counsel

BEL/ada